UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           ---------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           ---------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature, Place, and Date of Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   1/07/2003
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:
Number of Other Included Managers:                      0
                                              -----------
Form  13F  Information  Table  Entry  Total:           62
                                              -----------
Form  13F  Information  Table  Value  Total:  $68,251,397
                                              -----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFYMETRIX INC COM             COM              00826T108   167097    7300          SOLE             SOLE      0    0
AGL RES INC COM                COM              001204106   191970    7900          SOLE             SOLE      0    0
AMAZON COM INC COM             COM              023135106   141675    7500          SOLE             SOLE      0    0
AMERICAN WTR WKS INC COM       COM              030411102   277428    6100          SOLE             SOLE      0    0
APOLLO GROUP INC CL A          COM              037604105  1232000   28000          SOLE             SOLE      0    0
BEA SYSTEMS INC                COM              073325102    97495    8500          SOLE             SOLE      0    0
BROWN & BROWN INC COM          COM              115236101   145440    4500          SOLE             SOLE      0    0
CABOT MICROELECTRONICS         COM              12709P103    33040     700          SOLE             SOLE      0    0
CAPITOL FED FINL COM           COM              14057C106    54720    1900          SOLE             SOLE      0    0
CITRIX SYS                     COM              177376100   199584   16200          SOLE             SOLE      0    0
CLOROX CO DEL COM              COM              189054109   156750    3800          SOLE             SOLE      0    0
CORINTHIAN COLLEGES            COM              218868107   670122   17700          SOLE             SOLE      0    0
COUNTRYWIDE FINANCIAL COM      COM              222372104  4813780   93200          SOLE             SOLE      0    0
COVANCE INC COM                COM              222816100    54098    2200          SOLE             SOLE      0    0
CREE INC                       COM              225447101    85020    5200          SOLE             SOLE      0    0
DEERE & CO COM                 COM              244199105   137550    3000          SOLE             SOLE      0    0
DELL COMPUTER CORP COM         COM              247025109    66850    2500          SOLE             SOLE      0    0
DOLE FOOD INC COM              COM              256605106   228060    7000          SOLE             SOLE      0    0
EBAY                           COM              278642103  6605668   97400          SOLE             SOLE      0    0
ELECTRONIC DATA SYSTEMS        COM              285661104  3636239  197300          SOLE             SOLE      0    0
ENCANA CORP COM                COM              292505104  2276520   73200          SOLE             SOLE      0    0
ENERPLUS RES FD UNIT TR G NEW  COM              29274D604   147325    8300          SOLE             SOLE      0    0
EXPEDITORS INTL WASH COM       COM              302130109  4401220  134800          SOLE             SOLE      0    0
FIDELITY NATL FINL INC COM     COM              316326107   285621    8700          SOLE             SOLE      0    0
GENZYME CORP COM GENL DIV      COM              372917104   112366    3800          SOLE             SOLE      0    0
GETTY IMAGES INC COM           COM              374276103   109980    3600          SOLE             SOLE      0    0
GOLDCORP INC NEW COM           COM              380956409  3355536  263800          SOLE             SOLE      0    0
HUDSON CITY BANCORP COM        COM              443683107   208656   11200          SOLE             SOLE      0    0
LABRANCHE & CO                 COM              505447102   117216    4400          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  1135575  463500          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  2450000 1000000          SOLE             SOLE      0    0
(Restricted)
MEREDITH CORP COM              COM              589433101   168551    4100          SOLE             SOLE      0    0
MERIDIAN GOLD INC COM          COM              589975101  1306383   74100          SOLE             SOLE      0    0
MICROCHIP TECHNOLOGY COM       COM              595017104    83130    3400          SOLE             SOLE      0    0
NEWMONT MINING CORP COM        COM              651639106  3422637  117900          SOLE             SOLE      0    0
NEXTEL COMMUNICATIONS CL A     COM              65332V103   144375   12500          SOLE             SOLE      0    0
NOKIA CORP                     COM              654902204   113150    7300          SOLE             SOLE      0    0
NORTH FORK BANCORP NY COM      COM              659424105  2328060   69000          SOLE             SOLE      0    0
NORTHERN BORDER PARTNR UNIT    COM              664785102    98462    2600          SOLE             SOLE      0    0
LTD PARTN
PAYCHEX                        COM              704326107  1163430   41700          SOLE             SOLE      0    0
PEOPLES ENERGY CORP COM        COM              711030106    61840    1600          SOLE             SOLE      0    0
PHILADELPHIA SUBN CORP COM PAR COM              718009608   208060   10100          SOLE             SOLE      0    0
$0.50
PIXAR COM                      COM              725811103    47691     900          SOLE             SOLE      0    0
PLACER DOME INC COM            COM              725906101  2334500  203000          SOLE             SOLE      0    0
POGO PRODUCING CO COM          COM              730448107   212325    5700          SOLE             SOLE      0    0
QUALCOMM INC                   COM              747525103  4184850  115000          SOLE             SOLE      0    0
RENAISSANCE RE HLDGS COM       COM              G7496G103   205920    5200          SOLE             SOLE      0    0
SMUCKER J M CO COM NEW         COM              832696405   119430    3000          SOLE             SOLE      0    0
SYMANTEC CORP                  COM              871503108  6185877  152700          SOLE             SOLE      0    0
TARO PHARMACEUT INDS ORD       COM              M8737E108   112800    3000          SOLE             SOLE      0    0
TECHNE CORP COM                COM              878377100   108558    3800          SOLE             SOLE      0    0
UNITED DEFENSE INDS COM        COM              91018B104   118830    5100          SOLE             SOLE      0    0
UNITED PARCEL SERVICE CL B     COM              911312106   214472    3400          SOLE             SOLE      0    0
VARIAN MEDICAL SUPPLIES        COM              92220P105   124000    2500          SOLE             SOLE      0    0
WASHINGTON POST CO CL B        COM              939640108  2007360    2720          SOLE             SOLE      0    0
WEIGHT WATCHERS INTL COM       COM              948626106    68955    1500          SOLE             SOLE      0    0
WERNER ENTERPRISES INC COM     COM              950755108  1304718   60600          SOLE             SOLE      0    0
WHITNEY HLDG CORP COM          COM              966612103    99990    3000          SOLE             SOLE      0    0
XTO ENERGY CORP COM            COM              98385X106  2163720   87600          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  5006370  306200          SOLE             SOLE      0    0
ZIMMER HLDGS INC COM           COM              98956P102   938352   22600          SOLE             SOLE      0    0
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